SCHEDULE IV - Reinsurance	12 Months Ended
Dec. 31, 2025
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Abstract]
SCHEDULE IV - Reinsurance
FIDELIS INSURANCE HOLDINGS LIMITED AND SUBSIDIARIES
SCHEDULE IV - Reinsurance
For the years ended December 31, 2025, 2024 and 2023
(Expressed in millions of U.S. dollars)

	Direct premiums written	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2025
Insurance	$2,928.7	$1,224.4	$827.6	$2,531.9	32.7%
Reinsurance	8.9	484.6	952.4	476.7	199.8%
Total	2,937.6	1,709.0	1,780.0	3,008.6
2024
Insurance	2,926.0	1,488.1	612.5	2,050.4	29.9%
Reinsurance	2.1	520.4	862.5	344.2	250.6%
Total	2,928.1	2,008.5	1,475.0	2,394.6
2023
Insurance	2,488.6	1,079.9	471.8	1,880.5	25.1%
Reinsurance	0.6	362.5	618.0	256.1	241.3%
Total	$2,489.2	$1,442.4	$1,089.8	$2,136.6

See the Report of Independent Registered Public Accounting Firm